787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

April 7, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Conservative Prepared Portfolio,

BlackRock Moderate Prepared Portfolio,

BlackRock Growth Prepared Portfolio and

BlackRock Aggressive Growth Prepared Portfolio, each a series of BlackRock Funds II

(File No. 333-142592 and File No. 811-22061)

Ladies and Gentlemen:

On behalf of BlackRock Funds II and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated March 27, 2015, to the Prospectus, dated January 28, 2015, for BlackRock Conservative Prepared Portfolio, BlackRock Moderate Prepared Portfolio, BlackRock Growth Prepared Portfolio and BlackRock Aggressive Growth Prepared Portfolio (the “Funds”). The purpose of the filing is to submit the 497(e) filing dated March 27, 2015 in XBRL for the Funds.

Any questions or comments on this filing should be directed to the undersigned at (212) 728-8813.

Very truly yours,

/s/ Diana N. Huffman
Diana N. Huffman

Enclosures

cc: Ben Archibald, Esq., BlackRock Advisors, LLC